UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

11/01/2021 to 4/30/2022

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
0001826571	SCE Recovery Funding LLC	85-3002154

Delaware
2244 Walnut Grove Ave, Rosemead, CA 91770
(P.O. Box 5407)
(626) 302-7255

000092103	SOUTHERN CALIFORNIA EDISON COMPANY	95-1240335
(Depositor and Sponsor)

California
2244 Walnut Grove Ave, Rosemead, CA 91770
(P.O. Box 800)
(626) 302-1212

	Registered/reporting pursuant to (check one)			Name of exchange (if Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Senior Secured Recovery Bonds, Series 2021-A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

    Yes  ☒            No  ☐

PART 1 - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is May 13, 2022

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated January 15, 2021, of SCE Recovery Funding LLC (Issuing Entity) relating to the Series A Senior Secured Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on January 15, 2021.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the May 15, 2022 distribution date.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 1 A. Asset-Level Information.

•	Item 1 B. Asset Representations Reviewer and Investor Communication.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•	Item 4. Defaults Upon Senior Securities.

•	Item 5. Submission of Matters to a Vote of Security Holders.

•	Item 6. Significant Obligors of Pool Assets.

•	Item 7. Change in Sponsor Interest in the Securities.

•	Item 8. Significant Enhancement Provider Information.

Item 9. Other Information.

None.

Item 10. Exhibits

(a)	The Following is a list of documents filed as part of this Report on Form 10-D

Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description
3.1	Certificate of Formation of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.1 included as an exhibit to the Issuing Entity’s Form SF-1, filed on October 26, 2020)

3.2	Amended and Restated Limited Liability Company Agreement of SCE Recovery Funding LLC (incorporated by reference to Exhibit 3.2 included as an exhibit to the Issuing Entity’s Form SF-1/A, filed on January 19, 2021)

4.1	Indenture between SCE Recovery Funding LLC and the Trustee (including forms of the senior secured recovery bonds), dated February 24, 2021 (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

10.1	Recovery Property Servicing Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Servicer, dated February 24, 2021 incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity’s (Form 8-K filed February 24, 2021)

10.1.1	Amendment to Recovery Property Servicing Agreement dated as of February 15, 2022 between SCE Recovery Funding LLC and Southern California Edison Company, as servicer (incorporated by reference to Exhibit 10.2.1 included as an exhibit to the Issuing Entity’s Form 10-K filed March 31, 2022)

10.2	Recovery Property Purchase and Sale Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Seller, dated February 24, 2021 (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

10.3	Administration Agreement between SCE Recovery Funding LLC and Southern California Edison Company, as Administrator, dated February 24, 2021 (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity’s Form 8-K filed February 24, 2021)

99.1	Semi-Annual Servicer’s Certificate related to the Bonds, dated as of May 15, 2022*

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229 601) as listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 31, 2022	SCE Recovery Funding LLC (Issuing Entity)

By: SCE Recovery Funding LLC, as Servicer

/s/ Natalia Woodward
Natalia Woodward
Vice President & Treasurer